SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Carrying Amounts and Classifications of Consolidated Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity
Cash	$ 32,108,000,000	$ 29,885,000,000	$ 36,453,000,000	$ 28,701,000,000
Trading account assets	296,786,000,000	285,928,000,000
Investments	333,443,000,000	308,980,000,000
Total loans, net	628,641,000,000	645,824,000,000
Other assets	122,122,000,000	124,919,000,000
Total assets	1,842,181,000,000	1,880,035,000,000
Consolidated VIEs
Variable Interest Entity
Cash	300,000,000	400,000,000
Trading account assets	700,000,000	1,000,000,000
Investments	8,000,000,000	10,900,000,000
Total loans, net	93,100,000,000	91,900,000,000
Other assets	600,000,000	1,300,000,000
Total assets	102,700,000,000	105,500,000,000
Short-term borrowings	22,700,000,000	24,300,000,000
Long-term debt	40,100,000,000	34,800,000,000
Other liabilities	900,000,000	1,000,000,000
Total Liabilities	63,700,000,000	60,100,000,000
Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	7,600,000,000	5,400,000,000
Investments	2,600,000,000	4,100,000,000
Total loans, net	25,000,000,000	18,800,000,000
Other assets	2,000,000,000	2,700,000,000
Total assets	37,200,000,000	31,000,000,000
Citicorp | Consolidated VIEs
Variable Interest Entity
Cash	100,000,000	200,000,000
Trading account assets	700,000,000	1,000,000,000
Investments	8,000,000,000	10,900,000,000
Total loans, net	90,600,000,000	83,200,000,000
Other assets	600,000,000	1,100,000,000
Total assets	100,000,000,000	96,400,000,000
Short-term borrowings	22,700,000,000	24,300,000,000
Long-term debt	38,100,000,000	32,800,000,000
Other liabilities	800,000,000	900,000,000
Total Liabilities	61,600,000,000	58,000,000,000
Citicorp | Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	7,400,000,000	4,800,000,000
Investments	2,400,000,000	3,700,000,000
Total loans, net	24,900,000,000	18,200,000,000
Other assets	1,800,000,000	2,200,000,000
Total assets	36,500,000,000	28,900,000,000
Citi Holdings | Consolidated VIEs
Variable Interest Entity
Cash	200,000,000	200,000,000
Trading account assets	0	0
Investments	0	0
Total loans, net	2,500,000,000	8,700,000,000
Other assets	0	200,000,000
Total assets	2,700,000,000	9,100,000,000
Short-term borrowings	0	0
Long-term debt	2,000,000,000	2,000,000,000
Other liabilities	100,000,000	100,000,000
Total Liabilities	2,100,000,000	2,100,000,000
Citi Holdings | Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	200,000,000	600,000,000
Investments	200,000,000	400,000,000
Total loans, net	100,000,000	600,000,000
Other assets	200,000,000	500,000,000
Total assets	$ 700,000,000	$ 2,100,000,000